Consolidated Statement of Changes in Equity - USD ($) $ in Millions	Total	Share capital [member]	Treasury shares [member]	Reserves [member]	Retained earnings [member]	Attributable to BHP shareholders [member]	Non-controlling interests [member]
Balance at Jun. 30, 2022	$ 48,766	$ 4,638	$ (31)	$ 12	$ 40,338	$ 44,957	$ 3,809
Total comprehensive income	14,317			4	12,913	12,917	1,400
Transactions with owners:
Shares issued		99	(99)
Purchase of shares by ESOP Trusts	(88)		(88)			(88)
Employee share awards exercised net of employee contributions net of tax			177	(132)	(45)
Vested employee share awards that have lapsed, been cancelled or forfeited				(1)	1
Accrued employee entitlement for unexercised awards net of tax	130			130		130
Dividends	(14,595)				(13,420)	(13,420)	(1,175)
Balance at Jun. 30, 2023	48,530	4,737	(41)	13	39,787	44,496	4,034
Total comprehensive income	9,610			(18)	7,920	7,902	1,708
Transactions with owners:
Shares issued		162	(162)
Purchase of shares by ESOP Trusts
Employee share awards exercised net of employee contributions net of tax			167	(134)	(33)
Vested employee share awards that have lapsed, been cancelled or forfeited				(1)	1
Accrued employee entitlement for unexercised awards net of tax	129			129		129
Dividends	(9,136)				(7,712)	(7,712)	(1,424)
Distribution to non-controlling interests	(13)			(4)		(4)	(9)
Balance at Jun. 30, 2024	49,120	4,899	(36)	(15)	39,963	44,811	4,309
Total comprehensive income	11,129			(9)	9,019	9,010	2,119
Transactions with owners:
Shares issued		116	(116)
Employee share awards exercised net of employee contributions net of tax			134	(107)	(27)
Vested employee share awards that have lapsed, been cancelled or forfeited				(1)	1
Accrued employee entitlement for unexercised awards net of tax	130			130		130
Dividends	(8,159)				(6,286)	(6,286)	(1,873)
Distribution to non-controlling interests	(2)						(2)
Balance at Jun. 30, 2025	$ 52,218	$ 5,015	$ (18)	$ (2)	$ 42,670	$ 47,665	$ 4,553